RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 02, 2013	Apr. 30, 2013	Mar. 01, 2012	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2012 ft²
Transactions With Third Party [Line Items]
Free rental space | ft²							220
Office Building Lease				$ 154	$ 169	$ 174
Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Lease period			10 years
Naning Xuying [Member]
Transactions With Third Party [Line Items]
Number Of Shares Transferred | shares					30,595,859
Beihai Silver Beach [Member]
Transactions With Third Party [Line Items]
Lease period	10 years
Beihai Silver Beach [Member] | Management Services [Member]
Transactions With Third Party [Line Items]
Service fee incurred				421	$ 470	700
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				113
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				17	20	7
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				81	116	$ 203
Upsky Lighthouse Hotel [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred					$ 1
New York Military Academy [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 111
Domain [Member] | Che Tian Xia Company [Member]
Transactions With Third Party [Line Items]
Related party transaction, domain name use period		5 years
Nanning Xuyin [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Entity owned percentage					80.00%
Guilin Bank [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Shares hold by entity | shares					73,430,061